Related Party Transactions - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee	0.25
Annual fee cap	0.15
Asset Management Arrangement
Related Party Transaction [Line Items]
Notice of termination of agreement	60 days
Related party fees	$ 3,500
Related party fees still due	2,200
Management Consulting Agreement
Related Party Transaction [Line Items]
Related party fees	4,400
Related party fees still due	$ 1,300
Affiliated transactions
Related Party Transaction [Line Items]
Initial term	8 years
Automatic twelve month extension	12 months
Automatic twelve month extension, eight years	8 years
Automatic twelve month extension, nine years	9 years
Term extension period	30 days
Beneficial owner
Related Party Transaction [Line Items]
Intercompany balance payable	$ 18,100
Maximum
Related Party Transaction [Line Items]
Related party contracts, aggregate and individual, maximum	$ 50
Percentage of consolidated group's net income due to Apollo Management	1.00%
Fees due to Apollo Management	$ 5,000
Maximum | Beneficial owner
Related Party Transaction [Line Items]
Ownership percentage	0.9